Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Current Liabilities
Other Current Liabilities

Note 16. Other Current Liabilities

	December 31,	December 31,
	2020	2021

	(in thousands)

Accrued payroll and related expenses	$10,681	18,515

Accrued mask, mold fees and other expenses for RD	11,503	13,379
Payable for purchases of building and equipment	1,599	3,481
Accrued software maintenance	4,531	4,359
Allowance for sales discounts	809	1,570
Lease liabilities	3,068	4,602
Accrued insurance, welfare expenses, professional fee	13,920	13,638
	$46,111	59,544

The activity in the sales discounts is as follows:

Allowance for sales discounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year

	(in thousands)

Year 2019	$494	6,448	(6,046)	896
Year 2020	$896	8,791	(8,878)	809
Year 2021	$809	13,632	(12,871)	1,570